UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
2/28/15 (Unaudited)

COMMON STOCKS (93.9%)(a)
	Shares	Value

Aerospace and defense (6.3%)

General Dynamics Corp.	361,200	$50,127,336

Honeywell International, Inc.	626,100	64,350,558

L-3 Communications Holdings, Inc.	532,740	68,952,538

Northrop Grumman Corp.	908,590	150,562,449

United Technologies Corp.	516,300	62,942,133

		396,935,014
Airlines (1.0%)

American Airlines Group, Inc.	1,344,300	64,391,970

		64,391,970
Auto components (2.5%)

Dana Holding Corp.	1,303,700	28,485,845

Delphi Automotive PLC (United Kingdom)	781,200	61,589,808

TRW Automotive Holdings Corp.(NON)	613,244	63,924,555

		154,000,208
Automobiles (0.8%)

General Motors Co.	1,371,100	51,155,741

		51,155,741
Banks (7.5%)

Bank of America Corp.	3,079,300	48,683,733

Citigroup, Inc.	2,372,423	124,362,414

JPMorgan Chase & Co.	1,421,000	87,078,880

KeyCorp	3,351,900	46,691,967

Regions Financial Corp.	4,319,300	41,508,473

Wells Fargo & Co.	2,193,640	120,189,536

		468,515,003
Beverages (2.3%)

Coca-Cola Enterprises, Inc.	1,014,200	46,856,040

Dr. Pepper Snapple Group, Inc.	692,300	54,546,317

PepsiCo, Inc.	399,300	39,522,714

		140,925,071
Capital markets (3.4%)

Charles Schwab Corp. (The)	1,851,300	54,317,142

Goldman Sachs Group, Inc. (The)	213,600	40,539,144

Invesco, Ltd.	737,500	29,699,125

State Street Corp.	1,137,780	84,707,721

		209,263,132
Chemicals (1.7%)

Air Products & Chemicals, Inc.(S)	385,400	60,176,356

Dow Chemical Co. (The)	882,600	43,459,224

		103,635,580
Commercial services and supplies (0.8%)

Tyco International PLC	1,129,130	47,671,869

		47,671,869
Communications equipment (1.5%)

Cisco Systems, Inc.	1,716,850	50,664,244

QUALCOMM, Inc.	581,500	42,164,565

		92,828,809
Consumer finance (0.5%)

Discover Financial Services	539,700	32,910,906

		32,910,906
Containers and packaging (1.8%)

MeadWestvaco Corp.	787,200	41,768,832

Packaging Corp. of America	553,800	45,887,868

Sealed Air Corp.	549,800	25,912,074

		113,568,774
Diversified financial services (1.1%)

CME Group, Inc.	708,300	67,947,219

		67,947,219
Diversified telecommunication services (2.7%)

AT&T, Inc.	1,557,800	53,837,568

CenturyLink, Inc.	721,100	27,300,846

Verizon Communications, Inc.	1,742,770	86,179,977

		167,318,391
Electric utilities (3.3%)

American Electric Power Co., Inc.	552,700	31,824,466

Edison International	645,500	41,473,375

Exelon Corp.	1,690,800	57,351,936

NextEra Energy, Inc.	338,900	35,062,594

PPL Corp.	1,094,436	37,320,268

		203,032,639
Energy equipment and services (0.4%)

National Oilwell Varco, Inc.(S)	466,700	25,365,145

		25,365,145
Food and staples retail (1.5%)

CVS Health Corp.	881,600	91,571,792

		91,571,792
Food products (1.2%)

Kellogg Co.	468,200	30,189,536

Kraft Foods Group, Inc.	651,800	41,754,308

		71,943,844
Health-care equipment and supplies (2.6%)

Baxter International, Inc.	609,100	42,119,265

Boston Scientific Corp.(NON)	3,221,400	54,441,660

Medtronic PLC	273,153	21,193,941

Zimmer Holdings, Inc.	339,100	40,824,249

		158,579,115
Health-care providers and services (3.2%)

Cigna Corp.	1,275,600	155,151,228

UnitedHealth Group, Inc.	394,400	44,815,672

		199,966,900
Hotels, restaurants, and leisure (0.6%)

Hilton Worldwide Holdings, Inc.(NON)	1,218,600	34,449,822

		34,449,822
Household durables (0.4%)

PulteGroup, Inc.	1,167,100	26,329,776

		26,329,776
Household products (0.5%)

Energizer Holdings, Inc.	243,600	32,600,988

		32,600,988
Independent power and renewable electricity producers (0.7%)

Calpine Corp.(NON)	1,199,065	25,420,178

NRG Energy, Inc.	818,800	19,634,824

		45,055,002
Industrial conglomerates (0.6%)

General Electric Co.	1,544,000	40,128,560

		40,128,560
Insurance (4.6%)

American International Group, Inc.	1,265,353	70,011,981

Assured Guaranty, Ltd.	1,680,500	44,566,860

Genworth Financial, Inc. Class A(NON)	3,838,500	29,748,375

Hartford Financial Services Group, Inc. (The)	1,026,200	42,033,152

MetLife, Inc.	1,174,170	59,683,061

PartnerRe, Ltd.	195,950	22,436,275

Willis Group Holdings PLC	395,000	18,849,400

		287,329,104
Internet software and services (1.0%)

Google, Inc. Class C(NON)	115,200	64,327,680

		64,327,680
IT Services (1.3%)

Computer Sciences Corp.	673,900	47,792,988

Fidelity National Information Services, Inc.	483,700	32,693,283

		80,486,271
Life sciences tools and services (0.7%)

Agilent Technologies, Inc.	1,045,300	44,122,113

		44,122,113
Machinery (0.5%)

Oshkosh Corp.	661,500	32,274,585

		32,274,585
Media (4.5%)

CBS Corp. Class B (non-voting shares)	677,800	40,057,980

Comcast Corp. Special Class A	2,123,150	125,149,077

Liberty Global PLC Ser. C (United Kingdom)	829,800	43,290,666

Time Warner, Inc.	863,890	70,718,035

		279,215,758
Multi-utilities (0.2%)

Ameren Corp.	248,000	10,517,680

		10,517,680
Multiline retail (0.6%)

Macy's, Inc.	564,500	35,969,940

		35,969,940
Oil, gas, and consumable fuels (7.5%)

California Resources Corp.(NON)	36,640	262,342

EOG Resources, Inc.	412,500	37,009,500

Exxon Mobil Corp.	1,560,000	138,122,400

Marathon Oil Corp.	4,162,200	115,958,892

QEP Resources, Inc.	1,056,200	22,687,176

Royal Dutch Shell PLC ADR (United Kingdom)	1,477,210	96,565,218

Total SA (France)	164,744	8,892,450

Valero Energy Corp.	779,300	48,075,017

		467,572,995
Personal products (1.2%)

Coty, Inc. Class A(NON)	3,223,900	72,860,140

		72,860,140
Pharmaceuticals (7.2%)

AstraZeneca PLC ADR (United Kingdom)	1,086,000	74,825,400

Eli Lilly & Co.	1,947,300	136,642,041

Johnson & Johnson	1,164,870	119,410,824

Merck & Co., Inc.	1,081,800	63,328,572

Pfizer, Inc.	1,493,986	51,273,600

		445,480,437
Real estate investment trusts (REITs) (3.0%)

American Tower Corp.(R)	276,200	27,382,468

Boston Properties, Inc.(R)	379,600	52,160,836

Equity Lifestyle Properties, Inc.(R)	615,700	33,167,759

Gaming and Leisure Properties, Inc.(R)	750,600	25,407,810

Hatteras Financial Corp.(R)	464,400	8,521,740

MFA Financial, Inc.(R)	4,883,805	38,875,088

		185,515,701
Road and rail (0.9%)

Union Pacific Corp.	474,000	57,003,240

		57,003,240
Semiconductors and semiconductor equipment (2.6%)

Intel Corp.	1,092,200	36,315,650

Maxim Integrated Products, Inc.	851,000	29,270,145

NXP Semiconductor NV(NON)	592,200	50,274,819

Texas Instruments, Inc.	784,400	46,122,720

		161,983,334
Software (0.3%)

Symantec Corp.	814,700	20,497,852

		20,497,852
Specialty retail (1.5%)

Gap, Inc. (The)	728,500	30,305,600

Michaels Cos., Inc. (The)(NON)	270,310	7,622,742

Office Depot, Inc.(NON)	5,942,400	55,680,288

		93,608,630
Technology hardware, storage, and peripherals (3.5%)

Apple, Inc.	706,300	90,731,298

EMC Corp.	1,991,200	57,625,328

SanDisk Corp.	343,810	27,480,733

Seagate Technology PLC	640,400	39,141,248

		214,978,607
Thrifts and mortgage finance (0.7%)

Radian Group, Inc.(S)	2,701,685	42,713,640

		42,713,640
Tobacco (2.5%)

Altria Group, Inc.	707,000	39,797,030

Lorillard, Inc.	563,200	38,534,144

Philip Morris International, Inc.	896,250	74,352,900

		152,684,074
Wireless telecommunication services (0.7%)

Vodafone Group PLC ADR (United Kingdom)	1,284,710	44,399,574

		44,399,574

Total common stocks (cost $4,334,496,272)		$5,833,632,625

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
	Shares	Value

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)	13,426	$13,775,076

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.	812,125	39,388,063

American Tower Corp. $5.50 cv. pfd.(R)(NON)	125,877	12,745,046

ArcelorMittal SA Ser. MTUS, $1.50 cv. pfd. (France)	183,261	3,195,614

McDermott International, Inc. $1.563 cv. pfd.	407,149	4,409,424

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 02/06/15, cost $9,110,862) (Private)(F)(RES)(NON)	3,199,825	8,199,776

Total convertible preferred stocks (cost $90,491,062)		$81,712,999

CONVERTIBLE BONDS AND NOTES (0.6%)(a)
	Principal amount	Value

MGIC Investment Corp. cv. sr. notes 5s, 2017	$18,271,000	$20,246,552

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029	6,471,000	15,878,216

Total convertible bonds and notes (cost $27,234,882)		$36,124,768

SHORT-TERM INVESTMENTS (4.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)	19,032,650	$19,032,650

Putnam Short Term Investment Fund 0.10%(AFF)	268,205,869	268,205,869

Total short-term investments (cost $287,238,519)		$287,238,519

TOTAL INVESTMENTS

Total investments (cost $4,739,460,735)(b)		$6,238,708,911

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $6,212,755,922.
(b)	The aggregate identified cost on a tax basis is $4,740,033,776, resulting in gross unrealized appreciation and depreciation of $1,598,878,756 and $100,203,621, respectively, or net unrealized appreciation of $1,498,675,135.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $8,199,776, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$264,496,948	$223,872,948	$220,164,027	$67,819	$268,205,869
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $19,032,650, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $18,459,063.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $12,587,700 to cover the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$674,729,875	$—	$—
Consumer staples	562,585,909	—	—
Energy	492,938,140	—	—
Financials	1,294,194,705	—	—
Health care	848,148,565	—	—
Industrials	638,405,238	—	—
Information technology	635,102,553	—	—
Materials	217,204,354	—	—
Telecommunication services	211,717,965	—	—
Utilities	258,605,321	—	—
Total common stocks	5,833,632,625	—	—
Convertible bonds and notes	—	36,124,768	—
Convertible preferred stocks	13,775,076	59,738,147	8,199,776
Short-term investments	268,205,869	19,032,650	—

Totals by level	$6,115,613,570	$114,895,565	$8,199,776

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015